DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Hedge Instrument Fair Value [Member]
IfrsStatementLineItems [Line Items]
Financial bill hedge	R$ 79,938
Financial bill hedge total	79,938
Fair Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Financial bill hedge	(1,405)
Financial bill hedge total	(1,405)
Hedge Object Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Financial bill hedge	79,857
Financial bill hedge total	79,857
Fair Value Adjustment In Statement Of Income Effective Portion [Member]
IfrsStatementLineItems [Line Items]
Financial bill hedge	1,489
Financial bill hedge total	1,489
Fair Value Adjustments In Statement Of Income Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Financial bill hedge	819
Financial bill hedge total	R$ 819